Note 20 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 619,007	$ 822,152
Interest to be accrued (*)	[1]	15,933	12,532
Total		634,940	834,684
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		303,268	781,272
Interest to be accrued (*)	[1]	9,829	11,370
Total		313,097	792,642
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		104,147	17,307
Interest to be accrued (*)	[1]	5,068	1,045
Total		109,215	18,352
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		207,595	23,573
Interest to be accrued (*)	[1]	1,014	117
Total		208,609	23,690
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		3,997
Interest to be accrued (*)	[1]	22
Total		4,019
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings
Interest to be accrued (*)	[1]
Total
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings
Interest to be accrued (*)	[1]
Total
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		619,007	822,152
Other borrowings [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		303,268	781,272
Other borrowings [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		104,147	17,307
Other borrowings [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		207,595	23,573
Other borrowings [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		3,997
Other borrowings [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings
Other borrowings [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings

[1]	Includes the effect of hedge accounting.